Summary of accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of accounting policies
Basis of preparation

Basis of preparation

The unaudited consolidated interim financial statements of the Group for the three and six months ended June 30, 2026 and 2025, have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’. The unaudited consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Annual Report for the year ended December 31, 2025, which was prepared in accordance with IFRS® Accounting Standards and related interpretations as issued by the International Accounting Standards Board (“IASB”).

The unaudited consolidated interim financial statements are presented in U.S. dollar rounded to the nearest million. The functional currency of the Company is euro.

Income tax in interim periods is accrued using the effective tax rate expected to be applied to annual earnings.

The accounting policies, presentation and methods of computation followed in the unaudited consolidated interim financial statements are consistent with those applied in the Group’s latest Annual Report.

Going concern

Going concern

At the date that the unaudited consolidated interim financial statements were approved for issue by the Board, the Board has formed the judgment that there is a reasonable expectation that the Group will have adequate resources to continue in operational existence for the foreseeable future. Accordingly, these unaudited consolidated interim financial statements have been prepared on a going concern basis. In assessing whether the going concern assumption is appropriate, the Board has taken into account all available information about a period, extending to at least, June 30, 2027.

In arriving at its conclusion, the Board has taken account of the Group’s current and anticipated trading performance, together with current and anticipated levels of cash and net debt, the availability of committed borrowing facilities and external factors including the evolving trade and tariff environment, economic and exchange rate volatility linked to political and geopolitical risks, the separate and distinct AMPSA capital structure, and as a result, it is the Board’s judgment that it is appropriate to prepare the unaudited consolidated interim financial statements using the going concern basis.

Recent changes in accounting pronouncements

Recent changes in accounting pronouncements

New standards and amendments to existing standards and interpretations which are effective for annual periods beginning on or after January 1, 2026, and have not been early adopted by the Group include IFRS 18 ‘Presentation and Disclosure in Financial Statements’ which will replace IAS 1 ‘Presentation of Financial Statements.’ IFRS 18 will retain many of the principles from IAS 1 with limited changes, in particular, it will not impact the recognition or measurement of items in the financial statements, or items which are presented in the income statement. IFRS 18 will introduce new presentation of items within the income statement, new required disclosures in the financial statements for certain management defined performance measures reported outside of an entity’s financial statements, and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The standard is effective for annual periods beginning on or after January 1, 2027 with retrospective application to all comparative periods. The Board’s assessment of the impact of this standard on the consolidated financial statements is on-going.

The Board’s assessment of the impact of other new or amended standards which are not yet effective and which have not been early adopted by the Group, including various Amendments to IFRS 9 and IFRS 7 regarding ‘Contracts Referencing Nature-dependent Electricity’ and ‘Classification and the Measurement of Financial Instruments’, and IFRS 19 ‘Subsidiaries without Public Accountability’ is on-going however they are not expected to have a material effect on the consolidated financial statements.